Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 3, 2023, Singularity Future Technology Ltd. (the “Company”) discovered errors in the disclosure related to certain transactions in 2019 in its Current Report on Form 8-K (the “Form 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on February 28, 2023. This Amendment No. 1 to the Form 8-K is being filed by the Company solely to amend the incorrect disclosure. For easy of reference the Form 8-K is hereby amended and restated in its entirety as set forth below.
Document Period End Date	Feb. 28, 2023
Entity File Number	001-34024
Entity Registrant Name	SINGULARITY FUTURE TECHNOLOGY LTD.
Entity Central Index Key	0001422892
Entity Tax Identification Number	11-3588546
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	98 Cutter Mill Road
Entity Address, Address Line Two	Suite 322
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	718
Local Phone Number	888-1814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SGLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false